June 29, 2001



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

ATTN: Document Control - EDGAR

RE:   IDS Life Series Fund, Inc.
      File No. 2-97636/811-4299

Dear Commissioners:

Registrant certifies that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.


Sincerely,


/s/  James M. Odland
     James M. Odland
     Counsel